CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Service	$ 160,641	$ 140,268	$ 327,006	$ 274,966
Recyclable commodity	13,923	24,338	28,656	49,446
Total revenue	174,564	164,606	355,662	324,412
Cost of revenue (exclusive of amortization and depreciation):
Service	150,194	136,185	308,195	265,878
Recyclable commodity	11,968	22,386	25,155	45,622
Total cost of revenue (exclusive of amortization and depreciation)	162,162	158,571	333,350	311,500
Sales and marketing	2,747	4,546	6,021	8,496
Product development	7,224	9,315	15,316	18,533
General and administrative	13,932	13,253	32,079	25,880
Gain on settlement of incentive compensation			(18,622)
Amortization and depreciation	1,344	1,402	2,705	2,892
Total Costs and Expenses	187,409	187,087	370,849	367,301
Loss from Operations	(12,845)	(22,481)	(15,187)	(42,889)
Other Income (Expense):
Interest earned	5		6
Loss on change in fair value of warrant liabilities	(414)	(232)	(469)	(510)
Gain on change in fair value of earnout liabilities	470		5,290
Loss on change in fair value of derivatives	(335)		(2,533)
Excess fair value over the consideration received for SAFE		(800)		(800)
Gain on service fee settlements in connection with the Mergers	6,364		6,996
Loss on extinguishment of debt obligations	(6,783)		(8,886)
Interest expense	(8,119)	(3,911)	(15,295)	(7,686)
Related party interest expense	(661)		(1,254)
Other expense	(482)	(357)	(903)	(687)
Total Other Income (Expense)	(9,955)	(5,300)	(17,048)	(9,683)
Loss Before Income Taxes	(22,800)	(27,781)	(32,235)	(52,572)
Income tax expense	17	13	33	41
Net Loss	(22,817)	(27,794)	(32,268)	(52,613)
Net loss attributable to Holdings LLC unitholders prior to the Mergers		(27,794)		(52,613)
Net loss attributable to noncontrolling interests	(9,615)		(15,937)
Net Loss Attributable to Class A Common Stockholders	$ (13,202)		$ (16,331)
Earnings Per Share, Diluted	$ (0.12)		$ (0.20)
Weighted Average Number of Shares Outstanding, Diluted	106,211,259		82,943,357